SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       July 1, 2003

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $72,969

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
AMDOCS LTD                     COM              G02602103      727 30300.00 SH       Sole                 30300.00
AMERICAN EXPRESS COMPANY       COM              025816109      652 15600.00 SH       Sole                 15600.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     2102 38102.00 SH       Sole                 38102.00
ANADARKO                       COM              032511107      361  8125.00 SH       Sole                  8125.00
AVITAR INC                     COM              053801106        8 41969.00 SH       Sole                 41969.00
BANK OF NEW YORK CO. INC.      COM              064057102      609 21200.00 SH       Sole                 21200.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     1891   778.00 SH       Sole                   778.00
BP AMOCO PLC - SPONS ADR       COM              055622104      639 15208.00 SH       Sole                 15208.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108      921 33935.00 SH       Sole                 33935.00
CISCO SYSTEMS                  COM              17275R102      411 24455.00 SH       Sole                 24455.00
CIT GROUP INC                  COM                             246 10000.00 SH       Sole                 10000.00
CITIGROUP INC                  COM              172967101     1994 46586.00 SH       Sole                 46586.00
COCA COLA COMPANY              COM              191216100      900 19385.00 SH       Sole                 19385.00
COMMONWEALTH INDUSTRIES INC    COM              203004106       78 16000.00 SH       Sole                 16000.00
CONCORD EFS INC                COM              206197105     1472 100000.00SH       Sole                100000.00
CONOCOPHILLIPS                 COM              20825c104     1756 32035.00 SH       Sole                 32035.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     9270 222616.00SH       Sole                222616.00
EMC CORP MASS                  COM              268648102      859 82020.00 SH       Sole                 82020.00
EXXON MOBIL CORP               COM              30231g102     2761 76893.00 SH       Sole                 76893.00
FIRST NATL LINCOLN CP/ME       COM              335716106     1379 35200.00 SH       Sole                 35200.00
GENERAL ELECTRIC               COM              369604103     9996 348519.00SH       Sole                348519.00
GOLDMAN SACHS                  COM              38141g104      942 11242.00 SH       Sole                 11242.00
HEALTHSOUTH CORP               COM              421924101       21 40000.00 SH       Sole                 40000.00
INTEL CORP                     COM              458140100      707 33961.00 SH       Sole                 33961.00
INTERNATIONAL BUSINESS MACHINE COM              459200101      989 11985.00 SH       Sole                 11985.00
INTERPUBLIC GROUP COS INC      COM              460690100      145 10800.00 SH       Sole                 10800.00
J P MORGAN CHASE & CO.         COM              46625h100      371 10852.00 SH       Sole                 10852.00
JDS UNIPHASE CORP              COM              46612j101      288 82216.00 SH       Sole                 82216.00
JOHNSON & JOHNSON              COM              478160104     1954 37800.00 SH       Sole                 37800.00
MERCK & COMPANY                COM              589331107     8595 141947.00SH       Sole                141947.00
MERRILL LYNCH & CO             COM              590188108      375  8034.00 SH       Sole                  8034.00
MICROSOFT                      COM              594918104      563 21950.00 SH       Sole                 21950.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      587 13733.00 SH       Sole                 13733.00
NEWTON FINANCIAL CORP          COM              652772104      336  8400.00 SH       Sole                  8400.00
PEPSICO                        COM              713448108     1991 44738.00 SH       Sole                 44738.00
PFIZER                         COM              717081103     1711 50111.00 SH       Sole                 50111.00
PNC BANK                       COM              693475105      439  9000.00 SH       Sole                  9000.00
PROCTER & GAMBLE               COM              742718109     2750 30835.00 SH       Sole                 30835.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      224  4800.00 SH       Sole                  4800.00
SCHERING-PLOUGH CORP.          COM              806605101      373 20075.00 SH       Sole                 20075.00
SEAGATE TECHNOLOGY HOLDINGS    COM                             353 20000.00 SH       Sole                 20000.00
STATE STREET CORP COM          COM              857477103      704 17875.00 SH       Sole                 17875.00
TXU CORPORATION                COM              873168108     1006 44800.00 SH       Sole                 44800.00
UNITED TECHNOLOGIES CORP       COM              913017109     1241 17515.00 SH       Sole                 17515.00
VALLEY NATIONAL BANCORP        COM              919794107      473 17945.00 SH       Sole                 17945.00
VERIZON COMMUNICATIONS         COM              92343v104      633 16040.00 SH       Sole                 16040.00
WACHOVIA CORP                  COM              929903102      707 17700.00 SH       Sole                 17700.00
WELLS FARGO & CO               COM              949746101      258  5115.00 SH       Sole                  5115.00
WILMINGTON TRUST CORPORATION   COM              971807102     3111 106000.00SH       Sole                106000.00
WYETH                          COM              983024100     1441 31640.00 SH       Sole                 31640.00
MERRILL LYNCH FOCUS 20- CL B   MF                              102 74262.554SH       Sole                74262.554
ML LARGE CAP GROWTH FUND CL-B  MF                              340 51259.712SH       Sole                51259.712
VANGUARD INDEX EXTENDED MARKET MF               922908207      208 9478.839 SH       Sole                 9478.839